BORROWINGS	12 Months Ended
Dec. 31, 2025
Debt Disclosure [Abstract]
BORROWINGS
12.	BORROWINGS

(1)	Short-term borrowings

Short-term bank loans consisted of the following:

	As of December 31,
	2024	2025
	RMB	RMB
Bank of China (1)	30,000	30,000
Industrial and Commercial Bank of China (2)	20,000	10,000
Total	50,000	40,000

(1)	On January 8, 2025, the Group entered into a loan agreement with Bank of China to borrow RMB30.0 million as working capital for one year. The loan was withdrawn on January 15, 2025 and as a maturity date in January 15, 2026. The loan has a fixed interest rate of 2.85% per annum. The loan was fully repaid upon maturity.

(2)	On March 25, 2025, the Group entered into a loan agreement with Industrial and Commercial Bank to borrow RMB10.0 million as working capital for one year, with a maturity date of March 26, 2026. These loans have a fixed interest rate of 2.75% per annum. The loan was fully repaid upon maturity.

VIOMI TECHNOLOGY CO., LTD

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2023, 2024 AND 2025

(Amounts in thousands, except shares, ADS, per share and per ADS data)

12.	BORROWINGS (Continued)

The Group incurred interest expenses for short-term borrowings of nil and RMB1,263 and RMB1,182 for the years ended December 31, 2023, 2024, and 2025, respectively. The annual weighted average interest rates were nil and 2.85% and 2.83% for the years ended December 31, 2023, 2024, and 2025, respectively.

(2)	Long-term borrowings

	As of December 31,
	2024	2025
	RMB	RMB
Agricultural Bank of China	105,245	76,727
Total	105,245	76,727

Less: long-term borrowing-current portion	(29,300)	(25,061)

Long-term borrowing	75,945	51,666

On March 8, 2021, The Group entered into a line of credit agreement with Agricultural Bank of China, which is used for the development of Viomi Technology Park, a comprehensive high-tech industrial campus, which was completed in the second half of 2023. The line of credit is effective from March 8, 2021 to March 7, 2026 and the credit limit is RMB310,000. The loan is guaranteed by Foshan Viomi, a related party of the Group. As of December 31, 2025, the Group borrowed, in aggregate, a total of RMB193,489 under the line of credit, with interest rate ranging from 2.75% to 2.90% per annum. The Group repaid a total of RMB116,762, and the outstanding balance of long-term borrowings was RMB76,727 as of December 31, 2025. As of December 31, 2025, the Group had unutilized lines of credit of RMB116,511 under the line of credit agreement with Agricultural Bank of China.

The future maturities of long-term borrowings as of December 31, 2025 were as follows:

12 months ending December 31,	RMB
2026	25,061
2027	24,959
2028	24,959
2029	1,180
2030	568
Total long-term borrowings	76,727

The Group’s building properties with net book values of RMB233,289 and land use right with net book values of RMB56,631 were pledged as collateral to secure these loans as of December 31, 2025.

The Group completed the construction in the second half of 2023, and prior to the completion, the Group capitalized the interest expense as cost of the assets, and after the assets was ready for its intended use, the Group expenses off the interest expenses. The Group capitalized interest expense of RMB5,031 for the year ended December 31, 2023, and the Group recorded interest expenses of RMB4,262 and RMB2,590 for the years ended December 31, 2024, and 2025, respectively.

VIOMI TECHNOLOGY CO., LTD

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2023, 2024 AND 2025

(Amounts in thousands, except shares, ADS, per share and per ADS data)